Shareholder Report, Holdings (Details)	May 31, 2024
BFS Equity Fund Institutional Class | Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	95.90%
BFS Equity Fund Institutional Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
BFS Equity Fund Institutional Class | U S Government And Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
BFS Equity Fund Institutional Class | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	32.50%
BFS Equity Fund Institutional Class | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
BFS Equity Fund Institutional Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
BFS Equity Fund Institutional Class | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
BFS Equity Fund Institutional Class | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
BFS Equity Fund Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
BFS Equity Fund Institutional Class | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
BFS Equity Fund Institutional Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
BFS Equity Fund Institutional Class | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
BFS Equity Fund Institutional Class | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
BFS Equity Fund Institutional Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
BFS Equity Fund Institutional Class | Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
BFS Equity Fund Institutional Class | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
BFS Equity Fund Institutional Class | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
BFS Equity Fund Institutional Class | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
BFS Equity Fund Institutional Class | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
BFS Equity Fund Institutional Class | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
BFS Equity Fund Institutional Class | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
BFS Equity Fund Institutional Class | J P Morgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
BFS Equity Fund Institutional Class | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
BFS Equity Fund Institutional Class | Conoco Phillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
BFS Equity Fund Institutional Class | Parker Hannifin Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
LS Opportunity Fund - Institutional Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
LS Opportunity Fund - Institutional Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
LS Opportunity Fund - Institutional Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
LS Opportunity Fund - Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.50%
LS Opportunity Fund - Institutional Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
LS Opportunity Fund - Institutional Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
LS Opportunity Fund - Institutional Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
LS Opportunity Fund - Institutional Class | Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
LS Opportunity Fund - Institutional Class | Invesco Treasury Portfolio Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
LS Opportunity Fund - Institutional Class | Progressive Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
LS Opportunity Fund - Institutional Class | Eaton Corp P L C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
LS Opportunity Fund - Institutional Class | Leidos Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
LS Opportunity Fund - Institutional Class | Brown Brown Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
LS Opportunity Fund - Institutional Class | Fairfax Financial Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
LS Opportunity Fund - Institutional Class | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
LS Opportunity Fund - Institutional Class | Merck Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
LS Opportunity Fund - Institutional Class | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
LS Opportunity Fund - Institutional Class | Abbott Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
LS Opportunity Fund - Institutional Class | Money Market [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
LS Opportunity Fund - Institutional Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
LS Opportunity Fund - Institutional Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
LS Opportunity Fund - Institutional Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
LS Opportunity Fund - Institutional Class | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
LS Opportunity Fund - Institutional Class | Put Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
LS Opportunity Fund - Institutional Class | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	(17.00%)
LS Opportunity Fund - Institutional Class | Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.50%)
LS Opportunity Fund - Institutional Class | Consumer Staple [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.50%)
LS Opportunity Fund - Institutional Class | Consumers Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.10%)
LS Opportunity Fund - Institutional Class | Informations Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
LS Opportunity Fund - Institutional Class | Health Care One [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
LS Opportunity Fund - Institutional Class | Call Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)